As filed with the Securities and Exchange Commission on April 11, 2014

Securities Act File No. 002-80751

Investment Company Act File No. 811-03618

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 71	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 73	☐

Metropolitan Series Fund

(Exact Name of Registrant as Specified in Charter)

One Financial Center

Boston, Massachusetts 02111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (617) 578-4036

MICHAEL LAWLOR, ESQ.

MetLife Advisers, LLC

One Financial Center, Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K St., N.W. Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 28, 2014 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, METROPOLITAN SERIES FUND, has duly caused this Post-Effective Amendment No. 71 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in this City of Boston and Commonwealth of Massachusetts, on the 11th day of April, 2014.

METROPOLITAN SERIES FUND Registrant

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 71 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	President (principal executive officer), Trustee	April 11, 2014

/s/ Peter H. Duffy Peter H. Duffy	Chief Financial Officer and Treasurer (principal financial and accounting officer)	April 11, 2014

/s/ Stephen M. Alderman* Stephen M. Alderman	Trustee	April 11, 2014

/s/ Robert Boulware* Robert Boulware	Trustee	April 11, 2014

/s/ Susan C. Gause* Susan C. Gause	Trustee	April 11, 2014

/s/ Nancy Hawthorne* Nancy Hawthorne	Trustee	April 11, 2014

/s/ Barbara A. Nugent* Barbara A. Nugent	Trustee	April 11, 2014

/s/ Keith M. Schappert* Keith M. Schappert	Trustee	April 11, 2014

/s/ Linda B. Strumpf* Linda B. Strumpf	Trustee	April 11, 2014

/s/ Dawn M. Vroegop* Dawn M. Vroegop	Trustee	April 11, 2014

* By:	/s/ David C. Mahaffey
David C. Mahaffey Attorney-in-fact